SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
VAT receivables	$ 2,691	$ 2,755
Prepaid expenses	4,765	1,707
Deferred charges	2,316	1,735
Tax receivables	1,094	843
Employees	96	215
Grants receivable	1,540	725
Advance payments to suppliers	2,875	3,611
Deferred taxes	$ 68	69
Derivative instruments		1,949
Other	$ 778	1,151
Other current assets	$ 16,223	$ 14,760